Warrants - Summary of Fair Value of Warrants (Details)	Aug. 02, 2023 $ / shares	Mar. 31, 2025 $ / shares	Dec. 31, 2024 $ / shares	Mar. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares	Dec. 21, 2023 $ / shares	Dec. 31, 2022 $ / shares
Class of Warrant or Right [Line Items]
Exercise Price	$ 1	$ 1.21	$ 1.21	$ 1.21	$ 1.35	$ 1	$ 1.18
Warrant expiration date	Jun. 30, 2030
Stock price	$ 0.85
Remaining term (years)	6 years 10 months 28 days
Interest Rate (Annual)
Class of Warrant or Right [Line Items]
Warrants, measurement input	0.0421
Volatility (Annual)
Class of Warrant or Right [Line Items]
Warrants, measurement input	0.50
Annualized Dividend Yield
Class of Warrant or Right [Line Items]
Warrants, measurement input	0